Other financial liabilities (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Number of warrants granted in share-based payment arrangement	21,830,490
Weighted average exercise price of warrants granted in share-based payment arrangement	$ 15.00
Description of expected timing of outflows, contingent liabilities in business combination	The purchase price of the acquisition of New Britannia Mine and Mill contained an option (European) that pays the seller $5,000 if the price of gold is equal to or above $1,400/oz on May 4, 2018.